Loans and other borrowings	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Loans and other borrowings

25. Loans and other borrowings

What’s our capital management policy?

The objective of our capital management policy is to target an overall level of debt consistent with our credit rating target while investing in the business, supporting the pension scheme and paying progressive dividends. In order to meet this objective, we may issue or repay debt, issue new shares, repurchase shares, or adjust the amount of dividends paid to shareholders. We manage the capital structure and make adjustments to it in the light of changes in economic conditions and the risk characteristics of the group. The Board regularly reviews the capital structure. No changes were made to these objectives and processes during 2017/18, 2016/17 or 2015/16. For details of share issues and repurchases in the year see note 21.

Our capital structure consists of net debt and shareholders’ equity. The analysis below summarises the components which we manage as capital.

At 31 March	2018 £m	2017 £m	2016 £m

Net debt	9,627	8,932	9,838
Total parent shareholders’ equity[a]	10,270	8,305	10,090
	19,897	17,237	19,928

[a] Excludes non-controlling interests of £34m (2016/17: £30m, 2015/16: £22m).

25. Loans and other borrowings continued

Net debt

Net debt consists of loans and other borrowings (both current and non-current), less current asset investments and cash and cash equivalents. Loans and other borrowings are measured at the net proceeds raised, adjusted to amortise any discount over the term of the debt. For the purpose of this measure, current asset investments and cash and cash equivalents are measured at the lower of cost and net realisable value. Currency denominated balances within net debt are translated to Sterling at swapped rates where hedged.

Net debt is considered to be an alternative performance measure as it is not defined in IFRS. The most directly comparable IFRS measure is the aggregate of loans and other borrowings (current and non-current), current asset investments and cash and cash equivalents.

A reconciliation from the most directly comparable IFRS measure to net debt is given below.

At 31 March	2018 £m	2017 £m	2016 £m

Loans and other borrowings	14,275	12,713	14,761
Less:
Cash and cash equivalents	(528)	(528)	(996)
Current asset investments	(3,022)	(1,520)	(2,918)
	10,725	10,665	10,847

Adjustments:
To retranslate debt balances at swap rates where hedged by currency swaps	(874)	(1,419)	(652)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(224)	(314)	(357)
Net debt	9,627	8,932	9,838

The table below shows the key components of net debt and of the increase of £695m this year.

	At 1 April 2017 £m	Issuance/ (maturities) £m	Fair value movements £m	Foreign exchange £m	Transfer to within one year £m	Accrued interest movements £m	At 31 March 2018 £m

Debt due within one year[a]	2,632	(1,401)	(18)	(95)	1,163	–	2,281
Debt due after one year	10,081	3,760	(60)	(440)	(1,347)	–	11,994
Cash flows from derivatives related to net debt	–	(188)	–	–	188	–	–
Overdrafts	–	4	–	–	(4)	–	–
Impact of cross-currency swaps[b]	(1,419)	–	–	545	–	–	(874)
Removal of the accrued interest and fair value adjustments[c]	(314)	–	78	–	–	10	(226)
Gross debt	10,980	2,175	–	10	–	10	13,175
Less:
Cash and cash equivalents	(528)	(23)	–	23	–	–	(528)
Current asset investments	(1,520)	(1,495)	–	(7)	–	–	(3,022)
Removal of the accrued interest[c]	–	–	–	–	–	2	2
Net debt	8,932	657	–	26	–	12	9,627

[a] Including accrued interest and bank overdrafts.

[b] Translation of debt balances at swap rates where hedged by cross currency swaps.

[c] Removal of accrued interest applied to reflect the effective interest rate method and removal of fair value adjustments.

25. Loans and other borrowings continued

The table below gives details of the listed bonds and other debt.

At 31 March	2018 £m	2017 £m	2016 £m

1.625% US$600m bond due June 2016[a]	–	–	419
8.50% £678m bond due December 2016 (minimum 7.50%b)	–	–	696
3.5% €500m bond due February 2017[a]	–	–	398
1.25% US$500m bond due February 2017[a]	–	–	348
6.625% £500m bond due June 2017[a]	–	526	525
5.95% US$1,100m bond due January 2018[a]	–	891	775
3.25% €600m bond due August 2018[a]	541	539	510
2.35% US$800m bond due February 2019[a]	572	642	558
4.38% £450m bond due March 2019	455	460	464
1.125% €1,000m bond due June 2019[a]	883	863	800
8.625% £300m bond due March 2020	300	300	300
0.625% €1,500m bond due March 2021[a]	1,309	1,282	1,190
0.5% €575m bond due June 2022[a]	502	–	–
1.125% €1,100m bond due March 2023[a]	961	942	873
1% €575m bond due June 2024[a]	506	–	–
1% €1,100m bond due November 2024[a]	959	–	–
3.50% £250m index linked bond due April 2025	419	403	396
1.75% €1,300m bond due March 2026[a]	1,137	1,113	1,032
1.5% €1,150m bond due June 2027[a]	1,009	–	–
5.75% £600m bond due December 2028	721	731	741
9.125% US$2,670m bond due December 2030[a] (minimum 8.625%b)	1,943	2,191	1,910
3.125% £500m bond due November 2031	502	–	–
6.375% £500m bond due June 2037[a]	522	522	522
3.625% £250m bond due November 2047	250	–	–
Total listed bonds	13,491	11,405	12,457
Finance leases	223	229	233
LIBOR + 0.95% £438m Syndicated loan facilities due April 2016	–	–	438
2.21% £350m bank loan due December 2017	–	352	354
Acquisition facility	–	–	181
Other loans	532	710	561
Bank overdrafts (note 24)	29	17	537
Total other loans and borrowings	561	1,079	2,071
Total loans and borrowings	14,275	12,713	14,761

[a] Designated in a cash flow hedge relationship.

[b] The interest rate payable on this bond attracts an additional 0.25% for a downgrade by one credit rating by either Moody’s or S&P to the group’s senior unsecured debt below A3/A–respectively. In addition, if Moody’s or S&P subsequently increase the ratings then the interest rate will be decreased by 0.25% for each rating category upgrade by each rating agency. In no event will the interest rate be reduced below the minimum rate reflected in the above table.

Unless previously designated in a fair value hedge relationship, all loans and other borrowings are carried on our balance sheet at amortised cost and in the table above. The fair value of listed bonds and other long-term borrowings is £14,878m (2016/17: £13,496m, 2015/16: £14,500m) and the fair value of finance leases is £253m (2016/17: £273m, 2015/16: £284m).

The fair value of our bonds and other long-term borrowings is estimated on the basis of quoted market prices (Level 1), or based on similar issuances where they exist (Level 2).

The carrying amount of other loans and bank overdrafts equates to fair value due to the short maturity of these items (Level 3).

25. Loans and other borrowings continued

The interest rates payable on loans and borrowings disclosed above reflect the coupons on the underlying issued loans and borrowings and not the interest rates achieved through applying associated cross-currency and interest rate swaps in hedge arrangements.

Loans and other borrowings are analysed as follows:

At 31 March	2018 £m	2017 £m	2016 £m

Current liabilities
Listed bonds	1,702	1,539	2,013
Finance leases	18	15	8
Bank loans	–	352	–
Syndicated loan facilities	–	–	619
Other loans and bank overdrafts[a]	561	726	1,096
Total current liabilities	2,281	2,632	3,736
Non-current liabilities
Listed bonds	11,789	9,866	10,444
Finance leases	205	214	225
Bank loans	–	–	354
Other loans	–	1	2
Total non-current liabilities	11,994	10,081	11,025
Total	14,275	12,713	14,761

[a] Includes collateral received on swaps of £525m (2016/17: £702m, 2015/16: £553m).

The carrying values disclosed in the above table reflect balances at amortised cost adjusted for accrued interest and fair value adjustments to the relevant loans or borrowings. These do not reflect the final principal repayments that will arise after taking account of the relevant derivatives in hedging relationships which are reflected in the table below. Apart from finance leases, all borrowings as at 31 March 2018, 2017 and 2016 were unsecured.

The principal repayments of loans and borrowings at hedged rates amounted to £13,175m (2016/17: £10,980m, 2015/16: £13,752m) and repayments fall due as follows:

	2018			2017			2016
At 31 March	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m	Carrying amount £m	Effect of hedging and interest £m	Principal repayments at hedged rates £m

Within one year, or on demand	2,272	(291)	1,981	2,632	(498)	2,134	3,736	(232)	3,504
Between one and two years	1,192	(66)	1,126	1,614	(197)	1,417	1,632	(216)	1,416
Between two and three years	1,332	(154)	1,178	1,166	(43)	1,123	1,488	(72)	1,416
Between three and four years	18	–	18	1,295	(121)	1,174	1,103	18	1,121
Between four and five years	1,489	(111)	1,378	12	–	12	1,199	(26)	1,173
After five years	7,899	(405)	7,494	5,844	(724)	5,120	5,424	(302)	5,122
Total due for repayment after more than one year	11,930	(736)	11,194	9,931	(1,085)	8,846	10,846	(598)	10,248
Total repayments	14,202	(1,027)	13,175	12,563	(1,583)	10,980	14,582	(830)	13,752
Fair value adjustments	73			150			179
Total loans and other borrowings	14,275			12,713			14,761

Obligations under finance leases are analysed as follows:

	2018	2017	2016	2018	2017	2016
	Minimum lease payments			Repayment of outstanding lease obligations
At 31 March		£m	£m		£m	£m

Amounts payable under finance leases:
Due within one year	33	29	13	18	14	8
Between two to five years	122	102	105	71	50	51
After five years	193	237	265	130	165	174
	348	368	383	219	229	233
Less: future finance charges	(129)	(139)	(150)	–	–	–
Fair value adjustments for purchase price adjustment	4	–	–	4	–	–
Total finance lease obligations	223	229	233	223	229	233

Assets held under finance leases mainly consist of buildings and network assets. Our obligations under finance leases are secured by the lessors’ title to the leased assets.